Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2019
Related Party [Abstract]
Schedule of transactions between related parties
Balances of receivables and payables are as follows:

	JPY (millions) As of March 31
	2018	2019
Trade receivables	¥4,187	¥2,885
Other receivables	1,507	1,892
Other payables	30,066	26,844
The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Basic compensation and bonuses	¥1,478	¥1,332	2,226
Share-based compensation (expensed amount)	948	1,176	1,305
Retirement benefits	38	26	73
Total	¥2,464	¥2,534	3,604